Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net revenue
Product sales, net	$ 1,581	$ 1,555	$ 3,093	$ 3,274	$ 3,889
License and development revenue	41	168	336	336	9,277
Royalty revenue	34	36	70	71	77
Total net revenue	1,656	1,759	3,499	3,681	13,243
Operating costs and expenses
Cost of product sales	2,055	1,600	3,604	3,638	3,350
Research and development	3,346	4,826	9,145	7,220	7,495
Selling, general and administrative	3,954	3,447	6,410	6,139	5,920
Total operating costs and expenses	9,355	9,873	19,159	16,997	16,765
Loss from operations	(7,699)	(8,114)	(15,660)	(13,316)	(3,522)
Interest income	5	9	15	12	21
Interest expense	(247)	(225)	(457)	(268)	(11)
Other income (expense), net	30	(2)	(35)	(3)	(5)
Net loss before income tax benefit	(7,911)	(8,332)	(16,137)	(13,575)	(3,517)
Income tax benefit	0	0	0	0	0
Net loss	$ (7,911)	$ (8,332)	$ (16,137)	$ (13,575)	$ (3,517)
Basic and diluted net loss per share (in Dollars per share)	$ (0.15)	$ (0.23)	$ (0.40)	$ (0.44)	$ (0.14)
Shares used in computing basic and diluted net loss per share (in Shares)	51,201	36,837	40,842	30,547	25,620